State Street Bank and Trust Company

4 Copley Place, 5th Floor, CPH0326

Boston, MA 02116

VIA EDGAR

August 1, 2014

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention:         Office of Filings, Information & Consumer Services

Re:         Smead Funds Trust - Form N-1A

Ladies and Gentlemen:

Electronically transmitted for filing pursuant to Section 6 of the Securities Act of 1933, as amended and Section 8 of the Investment Company Act of 1940, as amended is the Registration Statement on Form N-1A of the Smead Funds Trust.

If you should have any questions concerning this filing, please call me at (617) 662-3969.

Sincerely,

/s/ Francine S. Hayes

Francine S. Hayes

Vice President

cc:         C. Smead

     C. Gehl